SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
2024	¥ 48,074
2025	49,360
2026	237,091
2027	333,338
2028	215,567
Then thereafter	1,183,797
Total	¥ 2,067,227